Long-term Debt - Minimum Annual Principal Payments (Table) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Long-term Debt [Abstract]
2014	$ 22,700,000
2015	31,450,000
2016	17,700,000
2017	97,450,000
2018	10,250,000
Total	$ 179,550,000	$ 216,250,000